Supplemental Financial Information (Reclassification out of ACOI) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, before Tax			$ 0.4	$ 2.1	$ (0.1)
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Tax	0.2	(0.1)	(0.2)	(0.7)
Reclassification to earnings of available-for-sale securities, net of income tax expense/(benefit)	(0.4)	0.2	(0.2)	(1.4)	0.1
Income tax (expense)/benefit on reclassification of earnings related to derivative activity	(0.3)	(3.1)	(9.5)	(2.3)	0.5
Reclassification of earnings of Cash Flow Hedge	(0.6)	(5.5)	16.9	3.4	(0.5)
Other Comprehensive Income (Loss), Net of Tax	0.9	(7.5)	(17.1)	28.5
Other Comprehensive Income (Loss),Net Gain (Loss) Reclassification	(0.1)			0.3
Income tax (expense)/benefit on reclassification of earnings related to pension and postretirement activity				0.3
Reclassification to earnings of Pension	(0.1)			0.3
Total Reclassifications out of AOCI	0.3	5.7
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax			26.4	5.7	(1.0)
Available-for-sale Securities [Member]
Other Comprehensive Income (Loss) - Financial Instruments Reclassfication	(0.6)	0.3
Other Comprehensive Income (Loss), Net of Tax	0.1		(0.1)	0.2
Total Reclassifications out of AOCI	(0.4)
Derivative [Member]
Other Comprehensive Income (Loss) - Cash Flow Hedge Reclassfications	0.9	8.6
Income tax (expense)/benefit on reclassification of earnings related to derivative activity	(0.3)	(3.1)
Reclassification of earnings of Cash Flow Hedge	0.6	5.5
Other Comprehensive Income (Loss), Net of Tax	0.7		(2.1)	23.1
Total Reclassifications out of AOCI	0.6
Other Pension Plan, Defined Benefit [Member]
Other Comprehensive Income (Loss), Net of Tax	0.1		(14.9)	5.2
Other Comprehensive Income (Loss),Net Gain (Loss) Reclassification	0.1
Reclassification to earnings of Pension	0.1
Total Reclassifications out of AOCI	0.1
Other Income [Member]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, before Tax			0.4	2.1	(0.1)
Interest Expense [Member]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax			(1.3)		0.2
Interest Expense [Member] | Derivative [Member]
Other Comprehensive Income (Loss), Net of Tax	(0.2)	(0.5)
Revenue [Member]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax			28.4	2.2	(0.1)
Revenue [Member] | Derivative [Member]
Other Comprehensive Income (Loss), Net of Tax	(0.3)	10.2
Purchased Power [Member]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax			(0.7)	3.5	(1.1)
Purchased Power [Member] | Derivative [Member]
Other Comprehensive Income (Loss) - Cash Flow Hedge Reclassfications	$ 1.4	$ (1.1)